Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Consolidation	Consolidation
The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company. See note 5 for the list of the subsidiaries included in the consolidated financial statements.
Control is achieved when the Company not only has power to direct the financial and operating policies of the investee or rights to variable returns from its involvement with the investee, but also has the ability to use its power to affect the investor’s returns from its involvement with the investee. Thus, an investor or an entity with decision-making rights shall determine whether it is a principal or an agent. An investor or an entity that is an agent does not control an investee when it exercises decision-making rights delegated to it. In these situations, the Company may invest in certain investment funds that it manages holding investment fund units with the same rights as the other investment fund investors. The investment funds and their investees are not consolidated by the Company, given that they operate as agents. These investments did not give the Company control nor significant influence over the respective investment funds.
Additionally, although the Group may exercise some level of significant influence over investments held in other investment funds in which it invests, it does not have control over the underlying portfolio companies held by those funds. Therefore, these investments are classified and accounted for as Fair Value Through Profit or Loss (“FVTPL”) in accordance with IFRS 9 – Financial Instruments. Details of these investment funds are included in note 12(b).
For the purpose of these consolidated financial statements, the intercompany balances are eliminated, as well as any income and expenses arising from transactions between the subsidiaries and the Company, if any.
Non-controlling interests in subsidiaries are identified separately from the Group’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.
Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of the subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Investments in associates	Investments in associates
Associates are companies in which the Group holds an interest and over which the Group has a significant influence but does not have control. In assessing significant influence, the Group considers the investment held and its power to participate in the financial and operating policy decisions of the investee through its voting or other rights. Investments in these companies are initially recognized at cost of acquisition and subsequently accounted for using the equity method unless elected to be measured at fair value through profit or loss in accordance with IFRS 9 – Financial instruments.
Under the equity method, an investment in an associate is recognized initially in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate or joint venture. On acquisition of the investment in an associate, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognized as goodwill, which is included within the carrying amount of the investment, net of any cumulative impairment loss. The Group applies the approach to include both payments and contingent variable payments in the carrying amount of the investment at the acquisition date.

Business Combinations	Business Combinations
Business combinations are accounted for using the acquisition method of accounting. The acquisition date is the date on which the Group effectively obtains control of the acquiree. The purchase consideration of the acquisition of a subsidiary as of its relevant acquisition date, consists of:
•fair values of the assets transferred;
•liabilities incurred to the former owners of the acquired business;
•equity interests issued by the Group, and
•fair value of any assets or liability resulting from a contingent consideration arrangement.
Identifiable assets acquired and liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. Contingent consideration obligations that are elements of purchase consideration are recognized as of the acquisition date either as equity or a financial liability. Expected cash outflows relating to the business combination are estimated and discounted to fair value based on the terms of the purchase agreement and the Group’s knowledge of the acquired business and how the current economic environment is likely to impact it. Changes in fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (shall not exceed one year from the acquisition date) about facts and circumstances which existed at the acquisition date. The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments is dependent on how the contingent consideration was classified. Contingent consideration that was classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Other contingent consideration is remeasured to fair value at subsequent reporting dates, with changes in fair value recognized in profit or loss. Acquisition-related costs incurred in connection with a business combination, other than those associated with the issue of debt or equity securities are expensed as incurred.

Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents represent cash on hand, cash held in banks and short-term, highly liquid investments (maturity equal to or less than 90 days from the date of acquisition) that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Cash is measured at amortized cost that approximates fair value. Cash equivalents are recorded at fair value based on the share price as of the reporting date.

Client funds on deposit and client funds payable	Client funds on deposit and client funds payable
Client funds on deposit include amounts representing cash held with Chilean financial institutions for clients of Moneda Corredores de Bolsa Limitada (“MCB”). It consists of accounts in which clients maintain a cash balance or transactions where the settlement date for the purchase of securities has not yet occurred. Amounts are due from clients on the settlement date of the transaction for cash accounts. Settlement of transactions take place within a period not exceeding 3 days. These activities are in accordance with the Comision para el Mercado Financiero (“CMF”) in Chile and other regulatory authorities and are subject to MCB’s monitoring procedures. The corresponding liabilities related to the above accounts and transactions are included in client funds payable.
Client funds on deposit and client funds payable are financial instruments in accordance with IFRS 9 – Financial Instruments and are initially recognized at fair value and subsequently measured at amortized cost that approximates fair value.
Financial instruments	Financial instruments
A financial instrument is recognized when the Group becomes a party to a contract that gives rise to a financial asset or a financial liability or equity instrument. Financial assets are no longer recognized when the Group’s contractual rights to receive cash flows from the assets have expired or if the Group has transferred the control over substantially all risks and rewards of ownership. Financial liabilities are no longer recognized when these obligations are discharged or cancelled.
Non-derivative financial instruments are comprised of cash, deposit on lease agreement, project advances, short and long-term investment, client funds, accounts receivable, loans, contingent and deferred considerations payable on acquisition, gross obligations under put option, commitment subject to possible redemption and other liabilities. Lease obligations, while not considered financial instruments under accounting standards, are also included in our analysis of financial instruments for liquidity risk purposes.
Derivative financial instruments are comprised of call options, energy trading contracts and warranty liabilities. The instruments are financial contracts where the value is derived from the underlying assets, interest rates, indexes or currency exchange rates. Derivative financial instruments are also classified as securities unless they are designated as effective hedging instruments. Derivatives are initially recognized at fair value on the date a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. Derivative financial instruments are classified in the Group’s Consolidated Statement of Financial Position as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.
(i)Financial assets
At initial recognition, a financial asset is measured at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed within the consolidated income statement.
Financial assets, other than those designated and effective as hedging instruments, are classified into the following categories:
•amortized cost
•fair value through profit or loss (FVTPL)
•fair value through other comprehensive income (FVOCI).
In the years presented, the Group does not have any financial assets designated as FVOCI or financial assets designated as hedging instruments.
The classification is determined by both:
•the entity’s business model for managing the financial asset
•the contractual cash flow characteristics of the financial asset.
All income and expenses relating to financial assets that are recognized in profit or loss are presented within financial income and expenses, except for impairment of trade receivables which would be presented within general and administrative expenses (no trade receivables have previously been impaired). The Group has assessed all financial instruments to have low credit risk in accordance with IFRS 9 – Financial Instruments.
Amortized cost
A financial asset is measured at amortized cost, if both of the following conditions are met: (a) the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and (b) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. These assets are initially recognized at fair value plus transaction costs and subsequently measured at amortized cost using the effective interest rate method, less any impairment losses. Receivables with a short duration are measured at their transaction price.
Fair value through profit or loss
Any financial assets that are not held within a business model whose objective is to hold assets in order to collect contractual cash flows are measured at fair value through profit or loss.
(ii)Financial liabilities
All financial liabilities are measured at amortized cost, except for financial liabilities at fair value through profit or loss. After initial recognition, an entity cannot reclassify any financial liability.
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. It is treated as the derecognition of the original liability and the recognition of a new liability when an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in profit or loss.

Impairment losses	Impairment losses
Financial assets
The Group considers the allowance for losses on financial assets at amortized cost for forward looking Expected Credit Losses (“ECL”) in line of IFRS 9 – Financial Instruments requirements, if applicable. The Group holds receivables with no financing component that have maturities of less than 1 year at amortized cost and as such has chosen to apply an approach similar to the simplified approach for ECL under IFRS 9 – Financial Instruments to all its receivables. Therefore, the Group does not track changes in credit risk for the purpose of the loss allowance, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date using both quantitative and qualitative analysis and based on the historical experience of the Group and updated understanding of the credit assessment of receivables from customers.
An impairment loss in a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows, and it is recognized immediately in the consolidated statement of profit or loss. This impairment loss is reversed if justified by any event that occurs after its recognition.
Non-financial assets
The carrying amounts of the Group’s non-financial assets are tested for impairment if there is any indication of loss in its recoverable amount. An impairment loss is recognized if an asset’s carrying amount exceeds its recoverable amount recorded in the consolidated financial statements.
The recoverable amount of an asset is the higher amount between its value in use and its fair value less costs to sell. To measure the value in use, the present value of future cash flows is discounted using a discount rate that reflects current market valuations and the asset’s risks.
Goodwill is tested annually or more frequently if a change in circumstance indicates that it might be impaired.

Gross obligation under put option	Gross obligation under put option
The Group has granted options to non-controlling interest shareholders of certain consolidated subsidiaries. Liabilities from put options granted represent contracts that impose (or may potentially impose) an obligation on the Group to purchase its own equity instruments (including the shares of a subsidiary) for cash or another financial asset. The Group recognizes these commitments as follows:
Put option liabilities (net of any proceeds received) are initially recorded in equity at the present value of the expected redemption amount payable and recorded as a liability in the statement of financial position. The present value is based on a discounted cash flow model, market multiples or a recent transaction during the current year in which the equity value was determined. This applies regardless of whether the Group has the discretion to settle in its own equity instruments or cash. Management’s judgements and estimates relate to the inputs used in determining the present value of the expected redemption amount payable.
In accordance with IAS 32, the Group has decided to apply as an accounting policy choice, the classification of the gross obligation arising from business combination in equity as part of non-controlling interest where the non-controlling interest shareholders still have an economic interest in the underlying business results.
In the event the non-controlling interest shareholders do not have an economic interest in the underlying business results, the Group recognizes the gross obligation under the put option as disclosed above and the corresponding non-controlling interests are eliminated.
Subsequent revisions to the expected redemption amount payable as well as the unwinding of the discount related to the measurement of the present value of the granted put option liability, are recognized through profit and loss. Where a granted put option expires unexercised or is cancelled, the carrying value of the financial liability is reclassified to the non-controlling reserve in equity. The difference between the carrying amount of the discharged liability and reserve recognized on acquisition of control from business combination is recorded in equity through profit or loss.

Property and equipment	Property and equipment
Property and equipment items are stated at purchase cost, less accumulated depreciation and impairment losses. Cost includes, where applicable, expenses directly attributable to the purchase of the assets. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Any costs related to maintenance and repairs are recorded as part of operating expenses when incurred.
Depreciation, recognized in the consolidated statement of profit or loss, is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life is periodically reviewed and updated prospectively if any amendment is required.
The estimated useful lives per category are as follows:

Furniture and fixtures	10 years
Building improvements	10 years
Office equipment	5 years
The carrying value of an item of property and equipment shall be de-recognized on disposal or when no future economic benefits are expected from its use. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and is recognized in profit or loss.
Although subject to depreciation, these assets are tested for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.
Intangible assets and goodwill	Intangible assets
Intangible assets are non-monetary assets without physical substance. These items are initially measured at cost and subsequently carried at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Although subject to amortization, these assets are tested for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.
The Group has the following intangible assets with finite useful lives:
(i)placement agent fees, which are amortized over the terms of the respective investment funds, with an average estimated term ranging between 10 to 25 years;
(ii)software, with an average estimated useful life of 5 years;
(iii)contractual rights to earn future fee income relating to the acquisition of portfolio management contracts, which are amortized over the respective contractual periods of the underlying investment funds Amortization details are included under note 14; and
(iv)identifiable intangible assets acquired through business combination are recognized at fair value at the acquisition date, have a finite useful life and are subsequently carried at cost less accumulated amortization and impairment losses. Amortization details are included under note 14.
Intangible assets are derecognized on disposal or when no future economic benefits are expected from their use. The gain or loss from derecognition is recognized in profit or loss.
Goodwill
Goodwill in a business combination is recognized at the acquisition date when the purchase consideration, and the recognized amount of non-controlling interests exceeds the fair value of the identifiable net assets of the entity acquired. If the purchase consideration is lower than the fair value of the identifiable net assets of the acquiree (a gain from bargain purchase), the difference is recognized in the consolidated statement of profit or loss. The gain or loss on the disposal of an entity is calculated after consideration of attributable goodwill. Goodwill is carried at cost less accumulated impairment losses.
Goodwill is not amortized but is reviewed at least annually for impairment. Goodwill is allocated to cash-generating units or groups of cash-generating units, expected to benefit from the business combination in which the goodwill arose.
Cash-generating units to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, an impairment loss is recognized. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). An impairment loss recognized for goodwill is not reversed in a subsequent period.

Employees' benefits	Employees’ benefits
(i)Short-term employee benefits
Current benefits are paid within twelve months and include salaries, social security contributions, bonuses and profit sharing, including carried interest allocations (excluding allocations payable after twelve months from the reporting date). These benefits are recognized on an accrual basis.
The Group annually recognizes a provision for profit sharing, according to conditions approved by Management. These amounts are recorded as ‘Personnel expenses’ in the consolidated statement of profit or loss.
(ii)Long-term employee benefits – long term incentive program
The long-term incentive plan (“LTIP”) is designed to retain key employees as well as provide alignment between them and the Company’s shareholders.
The LTIP governs the issuances of equity incentive awards with respect to Class A common shares. The board of directors may at its discretion adjust the number of Class A common shares available for issuance under the LTIP. Equity incentive awards may be granted to the Group’s employees, non-employee directors, officers, consultants, or other individual service providers as well as holders of equity compensation awards granted by an entity that may be acquired in the future.
Equity incentive awards may be granted in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards or other stock-based awards. Stock options and stock appreciation rights will have an exercise price determined by the administrator but that is no less than the fair market value of the underlying Class A common shares on the date of grant.
The vesting conditions for grants under the LTIP are determined by the administrator of the LTIP (the “Administrator”) and, in the case of restricted stock or restricted stock units, are set forth in the applicable award documentation. For stock options, the Administrator determines the exercise price of the option, the term of the option and the time or times at which the option may be exercised. Performance awards are subject to performance conditions as specified by the Administrator and are settled in cash, Class A common shares, other awards, other property, net settlement or any combination thereof, as determined by the Administrator in its discretion, following the end of the relevant performance period. The LTIP is administered by a committee appointed by the board of directors for the administration and implementation of the LTIP.
Share based incentive plan – equity incentive program
Under the LTIP, the Company has share based incentive plans of which Performance Restricted Units (“PSUs”) and are granted to eligible participants and subject to achieving vesting conditions, are convertible into Class A common shares.
PSU’s
The vesting conditions can be divided into two groups, time vesting conditions and market performance conditions.
The vesting period (time vesting conditions) is divided into three tranches as follows:
•third anniversary of the grant date, upon which one third (1/3) of the PSUs will become time vested.
•fourth anniversary of the grant date, upon which one third (1/3) of the PSUs will become time vested.
•fifth anniversary of the grant date, upon which one third (1/3) of the PSUs will become time vested.
As a market performance condition, the final number of Class A common shares delivered to the participants is also dependent on the Total Shareholder Return (“TSR”), including share price growth and dividends in comparison to a peer group. If TSR in comparison to the share price at the beginning of the grant is equal to or exceeds at least 8% per year at the end of the 3rd, 4th and 5th year grant anniversary, the PSUs are delivered to the participant. In addition to that, if the TSR is equal or above the TSR of a determined peer group at the end of the last vesting period, each participant shall be entitled to receive an additional number of PSUs (“boost grant”) equal to twenty per cent (20%) of the total number of PSUs originally granted to the participant.
If an eligible participant ceases to be employed by the Company, within the vesting period, the rights will be forfeited, except in limited circumstances that are approved on a case-by-case basis by the Committee.
The cost of the share-based incentive plan is measured using the fair value at the grant date. The cost is expensed together with a corresponding increase in equity over the service period.
The total amount to be expensed is determined by reference to the fair value of the shares granted at the grant date, which is also based on:
•TSR; and
•The impact of any time-related vesting conditions (i.e. remaining an employee of the entity over a specified time).
The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of shares that are expected to vest based on the time vesting conditions. The Company recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.
When the PSUs are vested, the Committee will, at its discretion, direct the Company to deliver Class A common shares from either treasury shares or newly issued shares to satisfy the delivery of incentives pursuant to this share-based incentive plan. The Committee may also decide to settle the delivery of incentives pursuant to this share-based incentive plan in cash.
Equity reserves for the share-based incentive plan do not include any tax benefits on total share-based incentive plan expense. The tax benefits will be considered when the PSUs shares are converted into Class A common shares.
The Monte Carlo simulation best reflects the market condition regarding the TSR of the Company in comparison to a minimum TSR of 8% per year, and also in comparison with a peer group. To estimate future share prices of the Company and its peer group, the model considers the share price on the grant date, the expected volatility, an estimated correlation between share prices and United States Treasury Bonds as the risk-free interest rate.

Provisions, contingent assets and contingent liabilities	Provisions, contingent assets and contingent liabilities
The recognition, measurement and disclosure of contingent assets and contingent liabilities and legal obligations are performed based on the criteria set forth in IAS 37 - Provisions, Contingent Liabilities and Contingent Assets.
•Contingent Assets: are not recognized, except if the realization of the asset is virtually certain.
•Provisions: are recognized in the financial statements when, based on Management’s assessment supported by the opinion of the legal counsel, the risk of an unfavorable outcome in a judicial or administrative proceeding is considered probable, and whenever the amounts involved can be reliably measured.
•Contingent Liabilities: are disclosed in the notes to the financial statements when, based on Management’s assessment supported by the opinion of the legal counsel, the risk of an unfavorable outcome in a judicial or administrative proceeding is considered possible. The contingent liabilities for which the risk of an unfavorable outcome in a judicial or administrative proceeding is considered remote are neither accounted for nor disclosed.
Leases	Leases
According to IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group determines the lease term as the non-cancellable period of a lease, together with both: (a) periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and (b) periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.
The Group does not hold lease contracts as a lessor. For the contracts in which the Group is the lessee, the Group recognizes a right-of-use asset and a lease liability at the commencement date. A right-of-use asset is measured at cost at the commencement date, which consists of: (a) the amount of the initial measurement of the lease liability; (b) any lease payments made at or before the commencement date, less any lease incentives received; (c) any initial direct costs incurred by the Group; and (d) an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. After the commencement date, the Group measures the right‑of‑use asset at cost, less any accumulated depreciation and any accumulated impairment losses, and adjusts it for any remeasurement of the lease liability. The right-of-use asset is depreciated over the lease period.
At the commencement date, the Group measures the lease liability at the present value of the lease payments that are not paid at that date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses the Group’s incremental borrowing rate. After the commencement date, the Group measures the lease liability by: (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications.
If Group have contracts eligible as short-term leases and leases for which the underlying asset is of low value, the low value exemption is applied and the rental expense is expensed as incurred.
The Group has rental agreements for its offices in the Cayman Islands, United Kingdom, United States of America, Uruguay, Brazil, Chile and Colombia within the scope of IFRS 16.
Revenues	Revenues
The Group’s revenues from services consist of (i) management fees, (ii) performance fees, (iii) incentive fees, (iv) advisory fees and (v) other ancillary services fees, reported net of applicable taxes.
The Group follow a five step guidance to recognize revenue in accordance with IFRS 15 – Revenue from Contracts with Customers: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.
Management fees are primarily related to management of investment funds Management fees of illiquid investment funds are calculated as a fixed percentage over the committed capital and/or the deployed capital for each one of the investment funds following the relevant Limited Partnership Agreement or Private Placement Memorandum. Management fees of investment funds are generally based on an agreed percentage of Net Asset Value or Assets Under Management. Management fees are recognized when the services are provided, throughout the year that the Group provides the services to the investment fund. As manager of the investment funds, the Group may, at its sole discretion, decrease the percentage or amount of fees being paid by the investment funds directly or indirectly to the Group or fully waive the payment of fees paid by the investment funds, for a determined period of time or until the maturity of the investment funds. Revenue is not recognized in such cases.
Incentive fees are realized performance-based fees which are measured and received on a recurring basis, and not dependent on realization events from the underlying investments.
Performance fees and other performance-based fees are primarily generated when the return of the investment funds surpasses the performance hurdle set out in the related charters. Since the investment funds’ performance is susceptible to market volatility and to factors out of the Group’s control, the related fees fall under the variable consideration defined in IFRS 15. According to the referred standard, the Group recognizes these fees at a point in time when the associated performance obligations are satisfied, the related uncertainties are resolved, the likelihood of a claw-back or reversal is highly improbable and the likely amount of the transaction prices can be estimated without significant chance of reversal, indicating high probability of economic benefits and cash inflow to the Group, whereby the performance fee has then crystallized and can be reliably estimated. Once crystallized, performance fees typically cannot be clawed back. There are no other performance obligations or services provided which suggest these have been earned either before or after the crystallization date.
Advisory and other ancillary fees primarily relate to services provided to the investment funds’ invested companies; the first relates to support on acquisitions and the latter refers to value-creation ongoing consulting services. Advisory and other ancillary service fees are recognized as the services are provided and/or when certain transactions are completed, as applicable.

Financial income and expenses	Financial income and expenses
Financial income primarily consists of interest income and gains on short and long-term investments, gains from derivative instruments and foreign exchange gains in monetary items.
Financial expenses primarily include losses on short and long-term investments, losses from derivative instruments, interest expenses, foreign exchange losses in monetary items and banking costs on financial transactions, recognized on an accrual basis.

Income tax expenses – current and deferred	Income tax expenses – current and deferred
Income tax consists of current and deferred income taxes.
Current tax is the expected tax payable on the taxable income for the year and any adjustment to tax payable in respect of previous years.The income tax basis and the current tax rates are determined according to criteria established by the prevailing tax law applicable in the jurisdictions where the Company and its subsidiaries operate. Temporary differences for all subsidiaries have no statute of limitation and no limitation for offsetting.
Deferred tax is provided using the statement of financial position method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the reporting date. Deferred tax assets and liabilities shall be recognized for unused tax losses, deductible and taxable temporary differences, respectively. A deferred tax asset and liability is recognized only when it is probable that future taxable income will be generated and available.
All the jurisdictions in which the Group operate have enacted rules on transfer pricing that require intragroup transactions to be conducted on arm’s-length terms. Brazil did not comprehensively adopt the arm’s length terms until December 28, 2022, when Provisional Measure No. 1,152/2022, later converted into Law No. 14,596/2023, was enacted to adapt the Brazilian transfer pricing rules to fully adopt the arm’s length standard. These provisions became effective as of January 2024 and were adopted by the Group.
The Group applies the IFRIC 23 Uncertainty over Income Tax Treatment and did not identify a significant impact on its taxable profit or loss from uncertainties over income tax treatments.

Foreign-currency transactions	Foreign-currency transactions
Transactions denominated in foreign currencies (i.e., in any currency other than the respective functional currencies of the Group entities) are translated at the time of occurrence.
Monetary items are retranslated at each reporting date using the rates prevailing at that date. Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date the fair value was determined. Non-monetary items that are measured in terms of historical cost are not retranslated at each reporting date. Foreign exchange gains and losses are recognized in profit and loss.
To present consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, according to IAS 21 – The Effects of Changes in Foreign Exchange. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in a foreign exchange translation reserve (attributed to non-controlling interests as appropriate).

Dividends	Dividends
Dividend distribution to the Company’s shareholders is recognized directly in equity in the Group’s consolidated financial statements in the period in which the dividend is declared. For purposes of the consolidated statement of cash flows, dividends paid are included as cash flows from financing activities.
During the 2024 financial year, the Board approved a new dividend policy paying a fixed quarterly dividend of US$0.15 per share effective from quarter two of 2024. The new dividend policy together with the fixed quarterly payment will be reviewed by the Board on a yearly basis.

Description of accounting policy for new and amended accounting standards adopted by the group [Policy Text Block]	New and amended accounting standards adopted by the Group
The Group has applied the following standards, amendments and interpretations for the first time for their annual reporting period commencing 1 January 2024:
•Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants
    The new standard requires companies to classify a liability as non-current if it has a right to defer settlement for at least 12 months after the reporting date. This right may be subject to a company complying with conditions (covenants) specified in a loan arrangement.
    Furthermore, the amendment also clarifies how a company classifies a liability that can be settled in its own shares – e.g. convertible debt. When a liability includes a counterparty conversion option that involves a transfer of the company’s own equity instruments, the conversion option is recognized as either equity or a liability separately from the host liability under IAS 32 Financial Instruments: Presentation. The IASB has now clarified that when a company classifies the host liability as current or non-current, it can ignore only those conversion options that are recognized as equity.
    With the new amendment, convertible debt may become current liabilities.
•Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback
    Lease Liability in a Sale and Leaseback (Amendments to IFRS 16) requires a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The new requirements do not prevent a seller-lessee from recognizing in profit or loss any gain or loss relating to the partial or full termination of a lease.
•Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements
    The new requirements supplement those already included in IFRS standards and include disclosures about:
–Terms and conditions of supplier financing arrangements.
–The amounts of the liabilities that are the subject of such agreements, for which part of them the suppliers have already received payments from the financiers, and under which item these liabilities are shown in the balance sheet.
–The ranges of due dates.
–Information on liquidity risk
Impact of the new standards on the Group
The implementation of these standards and amendments had no material financial impact on the Group.

Description of accounting policy for new standards and interpretations not yet adopted– applicable and mandatory for fiscal years beginning on or after January 1, 2025 [Policy Text Block]	New standards and interpretations not yet adopted by the Group – applicable and mandatory for fiscal years beginning on or after January 1, 2025:
1 January 2025
•Lack of Exchangeability – Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates
1 January 2026
•Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures
•Annual Improvements to IFRS Accounting Standards – Amendments to:
–IFRS 1 First-time Adoption of International Financial Reporting Standards;
–IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
–IFRS 9 Financial Instruments;
–IFRS 10 Consolidated Financial Statements; and
–IAS 7 Statement of Cash flows
1 January 2027
•IFRS 18 Presentation and Disclosure in Financial Statements
•IFRS 19 Subsidiaries without Public Accountability: Disclosures
Impact of the new standards on the Group
The implementation of these standards and amendments, once adopted, will not have a material financial impact on the Group.